Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 80,613	$ 127,170	$ 73,311
Marketable securities	40,223
Prepaid expenses and other current assets	2,785	2,815	1,734
Total current assets	123,621	129,985	75,045
NON-CURRENT ASSETS:
Property, plant and equipment, net	30,023	18,238	15,838
Right-of-use assets	4,918	6,474	7,023
Other assets	6,599	786	802
Total non-current assets	41,540	25,498	23,663
Total assets	165,161	155,483	98,708
CURRENT LIABILITIES:
Trade payables	7,833	6,329	2,704
Employees and payroll accruals	5,870	4,705	3,872
Current maturities of lease liabilities	1,622	2,532	2,345
Accrued interest	525
Accrued expenses and other payables	7,810	7,988	5,005
Total current liabilities	23,660	21,554	13,926
NON-CURRENT LIABILITIES:
Liabilities presented at fair value		12,043	3,252
Employee benefit liabilities, net	768	768	773
Other long-term liabilities	4,621	5,378	5,460
Liability to Israel Innovation Authority	20,858	17,003	14,729
Convertible senior notes, net	69,298
Total non-current liabilities	95,545	35,192	24,214
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at September 30, 2021 and 2020 (unaudited) and December 31, 2020; Issued and outstanding: 59,298,846 and 49,556,663 shares at September 30, 2021 and 2020 (unaudited), respectively and 59,000,153 shares at December 31, 2020.	167	166	138
Share premium	381,504	375,280	304,944
Capital reserve	(441)	(441)	(541)
Reserve from financial assets measured at FVOCI	(42)
Accumulated deficit	(335,232)	(276,268)	(243,973)
Total shareholders’ equity	45,956	98,737	60,568
Total liabilities and shareholders’ equity	$ 165,161	$ 155,483	$ 98,708